Document and Entity Information	9 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	NightFood Holdings, Inc.
Entity Central Index Key	0001593001
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	NV